UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact name of registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

AMCAP Fund

[photo of Fairy basslet fish darting among blooms of lettuce coral]

Semi-annual report for the six months ended August 31, 2006

AMCAP Fund® seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

This fund is one of the 30 American Funds. For 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2006 (the most recent calendar quarter):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge
Average annual total return	—	+6.36%	+10.36%
Cumulative total return	+1.30%	+36.13%	+167.94%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 to 21 for details.

Results for other share classes can be found on page 22. Please see the inside back cover for important information about other share classes.

Fellow shareholders:

[black-and-white photo of striped fish swimming among coral]

Strength in energy and financial stocks helped the U.S. stock market post a modest gain for the six months ended August 31, 2006. Corporate earnings continued to grow at a strong rate, but investors became increasingly concerned about a possible slowing of consumer spending and a weakening housing market.

In this environment, AMCAP Fund’s total return for the six months ended August 31, 2006, was
-0.8% compared to the 2.8% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of primarily large U.S. stocks. The Lipper Growth Funds Index, which tracks the largest growth funds, declined 1.1%; and the Lipper Multi-Cap Core Funds Index, which measures mutual funds that invest in companies of different sizes and varying growth rates, gained 0.8%.

Over the long term (five years or more), AMCAP’s results generally surpassed the S&P 500 and these Lipper fund indexes. AMCAP’s average annual total return over the 10 years ended August 31, 2006, was 11.7%, compared with 8.9% for the S&P 500, 6.9% for the Lipper Growth Funds Index and 8.6% for the Lipper Multi-Cap Core Funds Index. Viewed on a cumulative basis, total returns are shown in the table below.

What helped the fund

Information technology, health care service and financial companies aided results. Three of our largest technology holdings — Oracle (+26.0%), Cisco Systems (+8.6%) and Google (+4.4%) — were major contributors. Health care service companies were helped by favorable demographic trends and corporate and government efforts to contain health care costs; examples included Caremark (+16.5%) and Medco Health Solutions (+13.7%). Financial holdings that added to returns included Wells Fargo (+8.3%), Fidelity National (+6.5%) and Golden West Financial (+6.3%). On August 31, 2006, Golden West Financial shareholders agreed to be acquired by Wachovia, one of the nation’s largest financial services companies.

[Begin Sidebar]
Cumulative total returns

For periods ended August 31, 2006	1 year	5 years	10 years

AMCAP	+4.7%	+27.0%	+201.4%
Standard & Poor’s 500 Composite Index*	+8.9	+25.5	+134.6
Lipper Multi-Cap Core Funds Index†	+8.0	+32.4	+127.2
Lipper Growth Funds Index†	+6.2	+17.0	+ 94.0

*The S&P 500 is unmanaged and does not reflect sales charges, commissions or expenses.
† Lipper indexes do not include the effects of sales charges.
[End Sidebar]

What detracted from results

High gasoline prices, lower consumer confidence and a weakening housing market contributed to a difficult environment for Lowe’s (-20.6%), Best Buy (-12.7%) and Target (-11.0%). These three companies have been long-term holdings of AMCAP and we continue to believe that they are sound investments.

Looking Ahead

As we reach the midpoint in fiscal 2007, it is helpful to review two growth engines for the U.S. and global economies. The engine for growth in the United States has been consumer spending. While American consumers tempered their spending a bit during the summer, growth was still quite acceptable. Employment, inflation and interest rates all remain at reasonable levels. At this point, there is no clear evidence that the consumer is about to slow spending rates dramatically, although weakness in the housing market bears watching.

Growth in emerging market economies is and will be a big driver for the global economy. While increased global trade and capital flows have caused adjustments in some countries and markets, the overall effect has been very positive for the U.S. economy and for U.S. companies. Many of the companies in the AMCAP portfolio are effective global competitors.

We will continue to invest in companies that we believe are well-managed and have a history of growth, a sustainable competitive edge and good future prospects. With our long-term perspective, we seek to identify companies that can sustain their growth over many years. While there may be ups and downs in the short term, we feel certain that we will continue to find many good quality businesses in which to invest at reasonable prices.

As always, we recommend that you also take a long-term perspective toward your mutual fund investment.

Sincerely,

/s/ R. Michael Shanahan
R. Michael Shanahan
Vice Chairman of the Board

/s/ Claudia P. Huntington
Claudia P. Huntington
President and Principal Executive Officer
October 12, 2006

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, August 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

Industry sector diversification

[begin pie chart]
Percent of net assets
Information technology	20.18%
Consumer discretionary	17.60
Health care	17.17
Financials	8.40
Consumer staples	6.83
Other industries	14.61
Short-term securities & other assets less liabilities	15.21
[end pie chart]

	Shares	Market	Percent
		value	of net
Common stocks - 84.79%		(000)	assets

Information technology - 20.18%
Intel Corp.	30,232,000	$590,733	2.52%
Cisco Systems, Inc. (1)	24,604,300	541,049	2.31
Oracle Corp. (1)	32,960,000	515,824	2.20
eBay Inc. (1)	14,245,000	396,866	1.69
Google Inc., Class A (1)	1,030,000	389,886	1.66
First Data Corp.	7,285,600	313,062	1.33
Microsoft Corp.	12,095,000	310,721	1.32
Affiliated Computer Services, Inc., Class A (1)	3,610,000	185,337.79
Automatic Data Processing, Inc.	3,500,000	165,200.70
Other securities		1,329,430	5.66
		4,738,108	20.18

Consumer discretionary - 17.60%
Lowe's Companies, Inc.	20,300,000	549,318	2.34
Target Corp.	9,250,000	447,607	1.91
Carnival Corp., units	8,525,200	357,206	1.52
Best Buy Co., Inc.	6,300,000	296,100	1.26
Johnson Controls, Inc.	3,090,000	222,264.95
Harley-Davidson Motor Co.	3,666,900	214,550.91
YUM! Brands, Inc.	3,638,000	177,825.76
Other securities		1,866,639	7.95
		4,131,509	17.60

Health care - 17.17%
UnitedHealth Group Inc.	10,080,000	523,656	2.23
WellPoint, Inc. (1)	6,700,000	518,647	2.21
Medco Health Solutions, Inc. (1)	4,510,000	285,799	1.22
Forest Laboratories, Inc. (1)	5,165,000	258,147	1.10
Medtronic, Inc.	5,200,000	243,880	1.04
Alcon, Inc.	1,730,000	203,777.87
Roche Holding AG	982,000	180,754.77
St. Jude Medical, Inc. (1)	4,929,200	179,472.76
Express Scripts, Inc. (1)	1,930,000	162,274.69
Other securities		1,475,114	6.28
		4,031,520	17.17

Financials - 8.40%
Fannie Mae	8,640,000	454,896	1.94
Capital One Financial Corp.	4,901,200	358,278	1.53
American International Group, Inc.	4,765,000	304,102	1.29
Golden West Financial Corp.	2,956,100	223,156.95
Freddie Mac	2,550,000	162,180.69
Other securities		469,439	2.00
		1,972,051	8.40

Consumer staples - 6.83%
CVS Corp.	7,000,000	234,850	1.00
PepsiCo, Inc.	3,300,000	215,424.92
Altria Group, Inc.	2,500,000	208,825.89
L'Oréal SA	1,518,800	158,756.68
Other securities		784,483	3.34
		1,602,338	6.83

Energy - 5.89%
Schlumberger Ltd.	5,310,000	325,503	1.39
Devon Energy Corp.	3,020,000	188,720.80
FMC Technologies, Inc. (1)	2,735,000	160,873.68
Other securities		707,989	3.02
		1,383,085	5.89

Industrials - 5.16%
United Parcel Service, Inc., Class B	3,200,000	224,160.95
Precision Castparts Corp.	3,640,000	212,721.91
Robert Half International Inc.	6,800,000	210,392.90
General Electric Co.	5,400,000	183,924.78
Other securities		381,030	1.62
		1,212,227	5.16

Telecommunication services - 2.25%
Sprint Nextel Corp., Series 1	14,270,004	241,448	1.03
Other securities		285,943	1.22
		527,391	2.25

Other - 0.43%
Other securities		101,214.43

Miscellaneous - 0.88%
Other common stocks in initial period of acquisition		205,535.88

Total common stocks (cost: $15,847,086,000)		19,904,978	84.79

Short-term securities - 15.25%	Principal amount (000)

Federal Home Loan Bank 5.01%-5.265% due 9/1-11/24/2006	$733,132	728,671	3.10
CAFCO, LLC 5.28%-5.36% due 9/18-10/11/2006 (2)	266,200	265,056	1.13
Edison Asset Securitization LLC 5.28%-5.36% due 9/15-10/23/2006 (2)	193,047	192,136
General Electric Capital Corp. 5.27% due 10/17/2006	50,000	49,660	1.03
Clipper Receivables Co., LLC 5.25%-5.35% due 9/1-10/13/2006 (2)	236,000	235,023	1.00
Bank of America Corp. 5.27%-5.385% due 9/29-10/27/2006	125,000	124,287
Ranger Funding Co. LLC 5.25%-5.27% due 9/28-10/26/2006 (2)	97,598	96,981.94
Freddie Mac 5.14%-5.22% due 10/2-12/19/2006	185,400	183,891.78
Fannie Mae 4.97%-5.30% due 9/13-10/4/2006	170,764	170,177.73
Variable Funding Capital Corp. 5.25%-5.34% due 9/14-10/6/2006 (2)	152,800	152,316.65
AIG Funding, Inc. 5.29% due 9/12/2006	25,000	24,956
International Lease Finance Corp. 5.24% due 10/10/2006	20,850	20,729
American General Finance Corp. 5.30% due 9/12/2006	15,000	14,973.26
Concentrate Manufacturing Co. of Ireland 5.21% due 9/14/2006 (2)	29,000	28,941.12
Harley-Davidson Funding Corp. 5.22% due 9/14/2006 (2)	25,000	24,949.11
United Parcel Service Inc. 5.21% due 10/19/2006	25,000	24,829.11
Medtronic Inc. 5.22% due 10/26/2006 (2)	25,000	24,797.11
Other securities		1,216,451	5.18

Total short-term securities (cost: $3,578,807,000)		3,578,823	15.25

Total investment securities (cost: $19,425,893,000)		23,483,801	100.00
Other assets less liabilities		(8,577)	(.04)

Net assets		$23,475,224	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended August 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 8/31/2006 (000)

Medicis Pharmaceutical Corp., Class A	3,625,000	-	-	3,625,000	$218	$106,176
Mine Safety Appliances Co.	-	1,880,000	-	1,880,000	527	66,646
P.F. Chang's China Bistro, Inc. (1)	-	1,650,000	-	1,650,000	-	58,163
Fossil, Inc. (3)	4,415,000	-	2,455,000	1,960,000	-	-
OSI Restaurant Partners, Inc.(3)	3,750,000	-	1,500,000	2,250,000	780	-
Power Integrations, Inc. (3)	1,850,000	-	1,850,000	-	-	-
					$1,525	$230,985

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,968,695,000, which represented 8.39% of the net assets of the fund.

(3) Unaffiliated issuer at 8/31/2006.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at August 31, 2006	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $19,186,794)	$23,252,816
Affiliated issuers (cost: $239,099)	230,985	$23,483,801
Cash		103
Receivables for:
Sales of investments	$41,477
Sales of fund's shares	28,739
Dividends	20,298	90,514
		23,574,418
Liabilities:
Payables for:
Purchases of investments	47,950
Repurchases of fund's shares	26,811
Investment advisory services	5,665
Services provided by affiliates	16,966
Deferred directors' compensation	1,689
Other fees and expenses	113	99,194
Net assets at August 31, 2006		$23,475,224

Net assets consist of:
Capital paid in on shares of capital stock		$18,833,165
Undistributed net investment income		86,360
Undistributed net realized gain		497,780
Net unrealized appreciation		4,057,919
Net assets at August 31, 2006		$23,475,224

Total authorized capital stock - 2,000,000 shares, $1.00 par value (1,233,789 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$16,046,042	838,051	$19.15
Class B	1,109,950	60,163	18.45
Class C	1,566,566	85,440	18.34
Class F	2,182,257	114,478	19.06
Class 529-A	366,881	19,204	19.10
Class 529-B	75,874	4,098	18.52
Class 529-C	116,286	6,275	18.53
Class 529-E	21,428	1,133	18.92
Class 529-F	11,104	580	19.13
Class R-1	37,010	1,984	18.65
Class R-2	378,882	20,332	18.63
Class R-3	694,809	36,721	18.92
Class R-4	425,956	22,327	19.08
Class R-5	442,179	23,003	19.22
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $20.32 and $20.27, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2006	(dollars in thousands)

Investment income:
Income:
Interest	$92,951
Dividends (net of non-U.S. taxes of $667; also includes
$1,525 from affiliates)	87,026	$179,977

Fees and expenses(*):
Investment advisory services	37,883
Distribution services	40,233
Transfer agent services	9,005
Administrative services	5,313
Reports to shareholders	400
Registration statement and prospectus	803
Postage, stationery and supplies	1,017
Directors' compensation	119
Auditing and legal	18
Custodian	85
State and local taxes	1
Other	15
Total fees and expenses before reimbursements/waivers	94,892
Less reimbursements/waivers of fees and expenses:
Investment advisory services	3,788
Administrative services	241
Total fees and expenses after reimbursements/waivers		90,863
Net investment income		89,114

Net realized gain and unrealized depreciation on investments and non-U.S. currency:
Net realized gain on:
Investments (including $44,325 net loss from affiliates)	500,716
Non-U.S. currency transactions	369	501,085
Net unrealized (depreciation) appreciation on:
Investments	(813,532)
Non-U.S. currency translations	11	(813,521)
Net realized gain and unrealized depreciation
on investments and non-U.S. currency		(312,436)
Net decrease in net assets resulting from operations		$(223,322)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended August 31,	February 28,
	2006*	2006
Operations:
Net investment income	$89,114	$109,967
Net realized gain on investments and
non-U.S. currency transactions	501,085	382,805
Net unrealized (depreciation) appreciation
on investments and non-U.S. currency translations	(813,521)	1,685,059
Net (decrease) increase in net assets
resulting from operations	(223,322)	2,177,831

Dividends and distributions paid to shareholders:
Dividends from net investment income and non-U.S. currency gain	(21,824)	(88,586)
Distributions from net realized gain on investments	(178,890)	(433,776)
Total dividends and distributions paid to shareholders	(200,714)	(522,362)

Capital share transactions	559,082	3,068,453

Total increase in net assets	135,046	4,723,922

Net assets:
Beginning of period	23,340,178	18,616,256
End of period (including undistributed net investment
income: $86,360 and $19,070, respectively)	$23,475,224	$23,340,178

*Unaudited.

See Notes to Financial Statements

Notes to financial statements     unaudited

1.	Organization and significant accounting policies

Organization - AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.  Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year end. As of February 28, 2006, the fund had a tax basis undistributed ordinary income of $33,713,000 and undistributed long-term capital gain of $164,323,000.

As of August 31, 2006, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,470,302
Gross unrealized depreciation on investment securities	(413,926)
Net unrealized appreciation on investment securities	4,056,376
Cost of investment securities	19,427,425

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended August 31, 2006			Year ended February 28, 2006
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$26,730	$112,766	$139,496	$72,208	$301,745	$373,953
Class B	665	8,159	8,824	-	22,692	22,692
Class C	945	11,602	12,547	-	30,880	30,880
Class F	3,663	15,217	18,880	9,265	38,509	47,774
Class 529-A	581	2,513	3,094	1,362	5,755	7,117
Class 529-B	44	544	588	-	1,370	1,370
Class 529-C	67	825	892	-	1,978	1,978
Class 529-E	24	147	171	30	349	379
Class 529-F	20	75	95	42	152	194
Class R-1	21	258	279	-	558	558
Class R-2	216	2,645	2,861	-	6,340	6,340
Class R-3	794	4,853	5,647	1,283	11,210	12,493
Class R-4	679	2,949	3,628	2,042	5,723	7,765
Class R-5	852	2,860	3,712	2,354	6,515	8,869
Total	$35,301	$165,413	$200,714	$88,586	$433,776	$522,362

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc.SM ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended August 31, 2006, total investment advisory services fees waived by CRMC were $3,788,000. As a result, the fee shown on the accompanying financial statements of $37,883,000, which was equivalent to an annualized rate of 0.321%, was reduced to $34,095,000, or 0.289% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below/on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended August 31, 2006, the total administrative services fees paid by CRMC were $241,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended August 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$18,699	$8,361	Not applicable	Not applicable	Not applicable
Class B	5,665	644	Not applicable	Not applicable	Not applicable
Class C	8,008	Included in administrative services	$1,192	$209	Not applicable
Class F	2,714		906	119	Not applicable
Class 529-A	342		163	31	$178
Class 529-B	376		34	18	38
Class 529-C	569		52	22	57
Class 529-E	52		10	2	11
Class 529-F	-		5	1	5
Class R-1	182		22	9	Not applicable
Class R-2	1,388		271	734	Not applicable
Class R-3	1,714		497	212	Not applicable
Class R-4	524		303	8	Not applicable
Class R-5	Not applicable		201	3	Not applicable
Total	$40,233	$9,005	$3,656	$1,368	$289

Deferred directors’ compensation - Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $119,000, shown on the accompanying financial statements, includes $150,000 in current fees (either paid in cash or deferred) and a net decrease of $31,000 in the value of the deferred amounts.

Affiliated officers and directors - Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2006
Class A	$1,298,475	67,318	$133,473	7,122	$(1,193,828)	(62,184)	$238,120	12,256
Class B	63,355	3,398	8,471	469	(77,632)	(4,196)	(5,806)	(329)
Class C	142,895	7,726	11,923	664	(161,426)	(8,781)	(6,608)	(391)
Class F	349,993	18,262	17,093	917	(279,174)	(14,613)	87,912	4,566
Class 529-A	44,358	2,309	3,094	165	(13,638)	(716)	33,814	1,758
Class 529-B	6,187	332	588	32	(2,723)	(147)	4,052	217
Class 529-C	14,457	774	892	49	(6,650)	(358)	8,699	465
Class 529-E	2,486	131	171	9	(940)	(49)	1,717	91
Class 529-F	2,451	127	95	5	(876)	(46)	1,670	86
Class R-1	7,464	397	279	15	(4,663)	(249)	3,080	163
Class R-2	73,037	3,890	2,859	157	(47,106)	(2,508)	28,790	1,539
Class R-3	122,713	6,436	5,643	305	(82,777)	(4,359)	45,579	2,382
Class R-4	75,827	3,957	3,628	194	(51,522)	(2,691)	27,933	1,460
Class R-5	129,482	6,667	3,693	196	(43,045)	(2,222)	90,130	4,641
Total net increase
(decrease)	$2,333,180	121,724	$191,902	10,299	$(1,966,000)	(103,119)	$559,082	28,904

Year ended February 28, 2006
Class A	$3,092,186	166,408	$357,200	19,030	$(1,871,812)	(100,597)	$1,577,574	84,841
Class B	167,343	9,346	21,789	1,206	(114,314)	(6,354)	74,818	4,198
Class C	426,454	23,913	29,319	1,631	(220,054)	(12,296)	235,719	13,248
Class F	844,870	45,759	43,406	2,321	(417,815)	(22,471)	470,461	25,609
Class 529-A	102,618	5,518	7,116	380	(17,125)	(915)	92,609	4,983
Class 529-B	14,294	792	1,370	75	(3,143)	(173)	12,521	694
Class 529-C	33,083	1,829	1,978	109	(8,504)	(464)	26,557	1,474
Class 529-E	5,660	307	380	20	(874)	(46)	5,166	281
Class 529-F	4,055	216	194	10	(973)	(51)	3,276	175
Class R-1	19,809	1,083	557	30	(11,112)	(620)	9,254	493
Class R-2	153,311	8,437	6,340	347	(70,666)	(3,872)	88,985	4,912
Class R-3	301,219	16,370	12,486	672	(116,779)	(6,309)	196,926	10,733
Class R-4	277,912	14,949	7,765	412	(71,175)	(3,823)	214,502	11,538
Class R-5	104,143	5,563	8,804	467	(52,862)	(2,812)	60,085	3,218
Total net increase
(decrease)	$5,546,957	300,490	$498,704	26,710	$(2,977,208)	(160,803)	$3,068,453	166,397

* Includes exchanges between share classes of the fund.

5. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $3,745,141,000 and $2,582,906,000, respectively, during the six months ended August 31, 2006.

Financial highlights	(1)

			(Loss) income from investment operations(2)					Dividends and distributions

		Net asset value, beginning of period	Net investment income (loss )		Net (losses) gains on securities (both realized and unrealized )		Total from investment operations	Dividends (from net investment income )		Distributions (from capital gains )	Total dividends and distributions		Net asset value, end of period	Total return(3)	Net assets, end of period(in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income (loss) to average net assets
Class A:
Six months ended 8/31/2006	(5)	$19.48	$.09		$(.25)		$(.16)	$(.02)		$(.15)	$(.17)		$19.15	(.82)%	$16,046			.68%	(6)	.65%	(6)	.88%	(6)
Year ended 2/28/2006		18.02	.12		1.82		1.94	(.09)		(.39)	(.48)		19.48	10.87	16,091			.68		.65		.66
Year ended 2/28/2005		17.50	.06		.63		.69	(.04)		(.13)	(.17)		18.02	3.94	13,350			.69		.68		.36
Year ended 2/29/2004		12.78	.02		4.70		4.72	-	(7)	-	-	(7)	17.50	36.96	11,086			.73		.73		.11
Year ended 2/28/2003		15.29	.03		(2.42)		(2.39)	(.02)		(.10)	(.12)		12.78	(15.70)	6,641			.77		.77		.25
Year ended 2/28/2002		17.24	.09		(1.24)		(1.15)	(.09)		(.71)	(.80)		15.29	(7.08)	7,356			.71		.71		.58
Class B:
Six months ended 8/31/2006	(5)	18.83	.01		(.24)		(.23)	-		(.15)	(.15)		18.45	(1.23)	1,110			1.46	(6)	1.42	(6)	.10	(6)
Year ended 2/28/2006		17.48	(.02)		1.76		1.74	-		(.39)	(.39)		18.83	10.04	1,139			1.47		1.44		(.13)
Year ended 2/28/2005		17.07	(.07)		.61		.54	-		(.13)	(.13)		17.48	3.13	984			1.48		1.47		(.41)
Year ended 2/29/2004		12.56	(.10)		4.61		4.51	-		-	-		17.07	35.91	740			1.50		1.50		(.66)
Year ended 2/28/2003		15.12	(.07)		(2.39)		(2.46)	-		(.10)	(.10)		12.56	(16.36)	299			1.55		1.55		(.52)
Year ended 2/28/2002		17.14	(.04)		(1.23)		(1.27)	(.04)		(.71)	(.75)		15.12	(7.82)	174			1.49		1.49		(.27)
Class C:
Six months ended 8/31/2006	(5)	18.72	-	(7)	(.23)		(.23)	-		(.15)	(.15)		18.34	(1.23)	1,567			1.52	(6)	1.49	(6)	.04	(6)
Year ended 2/28/2006		17.39	(.03)		1.75		1.72	-		(.39)	(.39)		18.72	9.98	1,607			1.52		1.49		(.18)
Year ended 2/28/2005		16.99	(.08)		.61		.53	-		(.13)	(.13)		17.39	3.09	1,262			1.54		1.53		(.47)
Year ended 2/29/2004		12.51	(.11)		4.59		4.48	-		-	-		16.99	35.81	849			1.56		1.56		(.73)
Year ended 2/28/2003		15.07	(.07)		(2.39)		(2.46)	-		(.10)	(.10)		12.51	(16.42)	274			1.59		1.59		(.55)
Period from 3/15/2001 to 2/28/2002		16.50	(.07)		(.59)		(.66)	(.06)		(.71)	(.77)		15.07	(4.44)	112			1.61	(6)	1.61	(6)	(.46)	(6)
Class F:
Six months ended 8/31/2006	(5)	19.40	.08		(.25)		(.17)	(.02)		(.15)	(.17)		19.06	(.87)	2,182			.68	(6)	.65	(6)	.88	(6)
Year ended 2/28/2006		17.94	.12		1.82		1.94	(.09)		(.39)	(.48)		19.40	10.90	2,132			.71		.68		.63
Year ended 2/28/2005		17.41	.06		.62		.68	(.02)		(.13)	(.15)		17.94	3.88	1,513			.76		.75		.31
Year ended 2/29/2004		12.73	.01		4.67		4.68	-	(7)	-	-	(7)	17.41	36.81	978			.78		.78		.05
Year ended 2/28/2003		15.25	.03		(2.41)		(2.38)	(.04)		(.10)	(.14)		12.73	(15.74)	289			.82		.82		.22
Period from 3/16/2001 to 2/28/2002		16.34	.05		(.33)		(.28)	(.10)		(.71)	(.81)		15.25	(2.12)	131			.84	(6)	.84	(6)	.31	(6)
Class 529-A:
Six months ended 8/31/2006	(5)	19.45	.08		(.26)		(.18)	(.02)		(.15)	(.17)		19.10	(.93)	367			.74	(6)	.71	(6)	.81	(6)
Year ended 2/28/2006		17.99	.11		1.82		1.93	(.08)		(.39)	(.47)		19.45	10.85	339			.75		.72		.60
Year ended 2/28/2005		17.46	.06		.62		.68	(.02)		(.13)	(.15)		17.99	3.86	224			.77		.76		.31
Year ended 2/29/2004		12.76	.01		4.70		4.71	(.01)		-	(.01)		17.46	36.90	128			.77		.77		.06
Year ended 2/28/2003		15.29	.04		(2.43)		(2.39)	(.04)		(.10)	(.14)		12.76	(15.73)	39			.78		.78		.28
Period from 2/15/2002 to 2/28/2002		15.48	.01		(.20)		(.19)	-		-	-		15.29	(1.23)	1			.03		.03		.03
Class 529-B:
Six months ended 8/31/2006	(5)	18.91	-	(7)	(.24)		(.24)	-		(.15)	(.15)		18.52	(1.28)	76			1.58	(6)	1.55	(6)	(.02)	(6)
Year ended 2/28/2006		17.58	(.05)		1.77		1.72	-		(.39)	(.39)		18.91	9.87	73			1.61		1.58		(.27)
Year ended 2/28/2005		17.20	(.10)		.61		.51	-		(.13)	(.13)		17.58	2.94	56			1.66		1.65		(.59)
Year ended 2/29/2004		12.68	(.13)		4.65		4.52	-		-	-		17.20	35.65	37			1.68		1.68		(.85)
Year ended 2/28/2003		15.28	(.08)		(2.42)		(2.50)	-		(.10)	(.10)		12.68	(16.45)	12			1.71		1.71		(.65)
Period from 2/19/2002 to 2/28/2002		15.21	-	(7)	.07		.07	-		-	-		15.28	.46	-		(8)	.04		.04		-	(9)
Class 529-C:
Six months ended 8/31/2006	(5)	18.93	-	(7)	(.25)		(.25)	-		(.15)	(.15)		18.53	(1.33)	116			1.57	(6)	1.54	(6)	(.01)	(6)
Year ended 2/28/2006		17.59	(.05)		1.78		1.73	-		(.39)	(.39)		18.93	9.92	110			1.59		1.56		(.25)
Year ended 2/28/2005		17.21	(.10)		.61		.51	-		(.13)	(.13)		17.59	2.93	76			1.65		1.64		(.58)
Year ended 2/29/2004		12.68	(.13)		4.66		4.53	-		-	-		17.21	35.72	46			1.67		1.67		(.84)
Year ended 2/28/2003		15.28	(.08)		(2.42)		(2.50)	-		(.10)	(.10)		12.68	(16.45)	14			1.69		1.69		(.63)
Period from 2/19/2002 to 2/28/2002		15.21	-	(7)	.07		.07	-		-	-		15.28	.46	-		(8)	.04		.04		-	(9)
Class 529-E:
Six months ended 8/31/2006	(5)	19.28	.05		(.25)		(.20)	(.01)		(.15)	(.16)		18.92	(1.04)	21			1.05	(6)	1.02	(6)	.51	(6)
Year ended 2/28/2006		17.85	.05		1.80		1.85	(.03)		(.39)	(.42)		19.28	10.46	20			1.08		1.05		.27
Year ended 2/28/2005		17.37	(.01)		.62		.61	-		(.13)	(.13)		17.85	3.48	14			1.13		1.12		(.05)
Year ended 2/29/2004		12.73	(.05)		4.69		4.64	-		-	-		17.37	36.45	8			1.14		1.14		(.31)
Period from 3/7/2002 to 2/28/2003		16.08	(.01)		(3.22)		(3.23)	(.02)		(.10)	(.12)		12.73	(20.18)	3			1.16	(6)	1.16	(6)	(.09)	(6)

Class 529-F:
Six months ended 8/31/2006	(5)	$19.46	$.10		$(.25)		$(.15)	(.03)		$(.15)	$(.18)		$19.13	(.79)%	$11			.55%	(6)	.52%	(6)	1.01%	(6)
Year ended 2/28/2006		17.99	.14		1.82		1.96	(.10)		(.39)	(.49)		19.46	10.99	10			.62		.59		.73
Year ended 2/28/2005		17.46	.04		.62		.66	-		(.13)	(.13)		17.99	3.75	6			.88		.87		.20
Year ended 2/29/2004		12.78	(.01)		4.69		4.68	-	(7)	-	-	(7)	17.46	36.66	3			.89		.89		(.07)
Period from 9/17/2002 to 2/28/2003		12.80	.01		-	(7)	.01	(.03)		-	(.03)		12.78	.05	-		(8)	.40		.40		.07
Class R-1:
Six months ended 8/31/2006	(5)	19.04	-	(7)	(.24)		(.24)	-		(.15)	(.15)		18.65	(.01)	37			.02	(6)	.01	(6)	.00	(6)
Year ended 2/28/2006		17.69	(.03)		1.77		1.74	-		(.39)	(.39)		19.04	9.92	35			1.55		1.51		(.19)
Year ended 2/28/2005		17.28	(.08)		.62		.54	-		(.13)	(.13)		17.69	3.09	23			1.57		1.54		(.47)
Year ended 2/29/2004		12.73	(.12)		4.68		4.56	(.01)		-	(.01)		17.28	35.81	12			1.60		1.57		(.75)
Period from 6/26/2002 to 2/28/2003		13.96	(.04)		(1.19)		(1.23)	-		-	-		12.73	(8.81)	1			3.01	(6)	1.58	(6)	(.49)	(6)
Class R-2:
Six months ended 8/31/2006	(5)	19.03	.01		(.26)		(.25)	-		(.15)	(.15)		18.63	(1.27)	379			1.63	(6)	1.47	(6)	.06	(6)
Year ended 2/28/2006		17.66	(.03)		1.79		1.76	-		(.39)	(.39)		19.03	10.05	358			1.66		1.48		(.17)
Year ended 2/28/2005		17.26	(.07)		.60		.53	-		(.13)	(.13)		17.66	3.04	245			1.73		1.51		(.43)
Year ended 2/29/2004		12.71	(.11)		4.66		4.55	-	(7)	-	-	(7)	17.26	35.80	130			1.91		1.53		(.70)
Period from 5/21/2002 to 2/28/2003		15.51	(.05)		(2.63)		(2.68)	(.02)		(.10)	(.12)		12.71	(17.37)	25			2.21	(6)	1.54	(6)	(.46)	(6)
Class R-3:
Six months ended 8/31/2006	(5)	19.28	.05		(.25)		(.20)	(.01)		(.15)	(.16)		18.92	(1.04)	695			1.04	(6)	1.01	(6)	.52	(6)
Year ended 2/28/2006		17.86	.05		1.80		1.85	(.04)		(.39)	(.43)		19.28	10.45	662			1.06		1.02		.29
Year ended 2/28/2005		17.37	-	(7)	.62		.62	-		(.13)	(.13)		17.86	3.54	421			1.08		1.07		.01
Year ended 2/29/2004		12.75	(.05)		4.67		4.62	-	(7)	-	-	(7)	17.37	36.27	189			1.16		1.15		(.32)
Period from 6/4/2002 to 2/28/2003		15.06	(.01)		(2.17)		(2.18)	(.03)		(.10)	(.13)		12.75	(14.58)	24			1.29	(6)	1.16	(6)	(.09)	(6)
Class R-4:
Six months ended 8/31/2006	(5)	19.42	.08		(.25)		(.17)	(.02)		(.15)	(.17)		19.08	(.88)	426			.73	(6)	.70	(6)	.82	(6)
Year ended 2/28/2006		17.99	.11		1.81		1.92	(.10)		(.39)	(.49)		19.42	10.79	405			.75		.71		.61
Year ended 2/28/2005		17.45	.06		.62		.68	(.01)		(.13)	(.14)		17.99	3.85	168			.76		.75		.35
Year ended 2/29/2004		12.76	.01		4.69		4.70	(.01)		-	(.01)		17.45	36.84	60			.78		.78		.05
Period from 5/20/2002 to 2/28/2003		15.67	.02		(2.78)		(2.76)	(.05)		(.10)	(.15)		12.76	(17.74)	3			.95	(6)	.81	(6)	.24	(6)
Class R-5:
Six months ended 8/31/2006	(5)	19.55	.11		(.26)		(.15)	(.03)		(.15)	(.18)		19.22	(.77)	442			.44	(6)	.40	(6)	1.12	(6)
Year ended 2/28/2006		18.07	.17		1.83		2.00	(.13)		(.39)	(.52)		19.55	11.19	359			.44		.41		.90
Year ended 2/28/2005		17.54	.11		.63		.74	(.08)		(.13)	(.21)		18.07	4.20	274			.45		.44		.62
Year ended 2/29/2004		12.78	.06		4.71		4.77	(.01)		-	(.01)		17.54	37.32	127			.47		.47		.37
Period from 5/15/2002 to 2/28/2003		15.72	.06		(2.85)		(2.79)	(.05)		(.10)	(.15)		12.78	(17.83)	53			.48	(6)	.48	(6)	.58	(6)

	Six months ended August 31,	Year ended February 28 or 29
	2006(5)	2006	2005	2004	2003	2002

Portfolio turnover rate for all classes of shares	13%	20%	16%	17%	18%	25%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.  During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.  In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.
(8) Amount less than $1 million.
(9) Amount less than .01%.

See Notes to Financial Statements

Other share class results                                   unaudited

Class B, Class C, Class F and Class 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
September 30, 2006 (the most recent calendar quarter):	1 year	5 years	of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	+1.63%	+6.50%	+3.10%
Not reflecting CDSC	+6.63%	+6.81%	+3.10%

Class C shares— first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+5.56%	+6.75%	+3.93%
Not reflecting CDSC	+6.56%	+6.75%	+3.93%

Class F shares*— first sold 3/16/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+7.48%	+7.59%	+5.07%

Class 529-A shares†— first sold 2/15/02
Reflecting 5.75% maximum sales charge	+1.22%	—	+4.96%
Not reflecting maximum sales charge	+7.38%	—	+6.31%

Class 529-B shares†— first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	+1.49%	—	+5.44%
Not reflecting CDSC	+6.49%	—	+5.79%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+5.48%	—	+5.81%
Not reflecting CDSC	+6.48%	—	+5.81%

Class 529-E shares*†— first sold 3/7/02	+7.04%	—	+5.14%

Class 529-F shares*†— first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+7.59%	—	+12.26%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 18 to 21 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Expense example            unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2006, through August 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2006	Ending account value 8/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$991.84	$3.26	.65%
Class A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class B -- actual return	1,000.00	987.74	7.11	1.42
Class B -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class C -- actual return	1,000.00	987.66	7.46	1.49
Class C -- assumed 5% return	1,000.00	1,017.69	7.58	1.49
Class F -- actual return	1,000.00	991.29	3.26	.65
Class F -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-A -- actual return	1,000.00	990.74	3.56	.71
Class 529-A -- assumed 5% return	1,000.00	1,021.63	3.62	.71
Class 529-B -- actual return	1,000.00	987.25	7.76	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.39	7.88	1.55
Class 529-C -- actual return	1,000.00	986.72	7.71	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.44	7.83	1.54
Class 529-E -- actual return	1,000.00	989.63	5.12	1.02
Class 529-E -- assumed 5% return	1,000.00	1,020.06	5.19	1.02
Class 529-F -- actual return	1,000.00	992.06	2.61	.52
Class 529-F -- assumed 5% return	1,000.00	1,022.58	2.65	.52
Class R-1 -- actual return	1,000.00	987.33	7.36	1.47
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-2 -- actual return	1,000.00	987.34	7.36	1.47
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class R-3 -- actual return	1,000.00	989.65	5.07	1.01
Class R-3 -- assumed 5% return	1,000.00	1,020.11	5.14	1.01
Class R-4 -- actual return	1,000.00	991.23	3.51	.70
Class R-4 -- assumed 5% return	1,000.00	1,021.68	3.57	.70
Class R-5 -- actual return	1,000.00	992.27	2.01	.40
Class R-5 -- assumed 5% return	1,000.00	1,023.19	2.04	.40

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2007. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The information, material factors and conclusions that formed the basis for the committee’s recommendation and the board’s subsequent approval are described below.

1. Information reviewed

Materials reviewed — During the course of each year, the board members review a wide variety of materials relating to the services provided by CRMC, including reports on the fund’s investment results; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the fund. In addition, the committee requests and reviews supplementary information that includes materials regarding the fund’s investment results, advisory fee and expense comparisons, CRMC’s financial statements and profitability, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the fund.

Review process — The committee received assistance and advice regarding legal and industry standards from independent counsel to the board. The committee discussed the approval of the agreement with CRMC representatives and in a private session with counsel at which no representatives of CRMC were present. In deciding to recommend the approval of the agreement, the committee did not identify any single issue or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the board and the committee.

2. Nature, extent and quality of services

CRMC, its personnel and its resources — The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The board and the committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They considered CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The board and the committee also considered the benefits to fund shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The board and the committee considered CRMC’s policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance; its efforts to keep board members informed; and its attention to matters that may involve potential conflicts of interest with the fund. The board and the committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided by CRMC to the fund under the agreement and other agreements, including the administrative, legal and fund accounting and treasury functions.

3. Investment results

The board and the committee considered the fund’s investment objective to seek capital appreciation and the investment results of the fund in light of this objective. They compared the fund’s total returns with the Lipper Multi-Cap Core Funds Index (the Lipper category that includes the fund) and the Lipper Growth Funds Index (another relevant Lipper category given the fund’s investment objective). The board and the committee noted that the fund’s investment results exceeded the results of both indexes for the five- and 10-year periods ended September 30, 2005, although the fund’s results trailed both indexes for the shorter nine-month and one-year periods ended September 30, 2005. The board and the committee, nevertheless, observed that the fund’s long-term investment results have exceeded those of the unmanaged S&P 500 Index and that the fund has produced relatively better investment results in comparison with many of its peers during periods of broad market decline.

4. Advisory fees and total expenses

The board and the committee reviewed the advisory fees and total expenses of the fund (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other funds in the Lipper Multi-Cap Core Funds Index. The board and the committee observed that the fund’s advisory fees and total expenses (each as a percentage of average net assets) were well below the median levels for the fund’s peer group funds in that index among the lowest of all 30 funds currently in the index. The board and the committee also noted the 10% advisory fee waiver that CRMC put into effect on April 1, 2005.

The board and the committee also reviewed information and materials regarding the advisory fees paid by institutional clients of an affiliate of CRMC with similar investment mandates. They noted that, although the fees paid by those clients generally were lower than those paid by the American Funds, these differences reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, as well as the resulting level of profits to CRMC, comparing those to the reported results of several large publicly held investment management companies. The committee also received information during previous periods regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The board and the committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the fund’s advisory fee structure reduce the level of fees charged by CRMC to the fund as fund assets increase. They also considered the impact of the current 10% advisory fee waiver.

6. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including: fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the board and the committee concluded that the agreement is fair and reasonable to the fund and its shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund. The board and the committee concluded that the nature, extent and quality of services provided by CRMC, including its investment record, the fund’s cost structure and low level of fees, benefit and are in the best interests of the fund and, along with the consideration of other factors, support approval of the agreement.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in AMCAP Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.77 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.84 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had the same annualized expenses as did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2006, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 30 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

30 mutual funds, consistent philosophy, consistent results

• Growth funds
> AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds               Capital Research and Management                      Capital International                  Capital Guardian                Capital Bank and Trust

Lit. No. MFGESR-902-1006P

Litho in USA AGD/LPT/8078-S7491

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

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AMCAP Fund
Investment portfolio

August 31, 2006

unaudited

Common stocks — 84.79%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.18%
Intel Corp.	30,232,000	$590,733
Cisco Systems, Inc.[1]	24,604,300	541,049
Oracle Corp.[1]	32,960,000	515,824
eBay Inc.[1]	14,245,000	396,866
Google Inc., Class A1	1,030,000	389,886
First Data Corp.	7,285,600	313,062
Microsoft Corp.	12,095,000	310,721
Affiliated Computer Services, Inc., Class A1	3,610,000	185,337
Automatic Data Processing, Inc.	3,500,000	165,200
Texas Instruments Inc.	4,350,000	141,767
Maxim Integrated Products, Inc.	3,775,000	109,853
Linear Technology Corp.	3,200,000	108,832
Altera Corp.[1]	5,250,000	106,207
Intuit Inc.[1]	3,311,800	100,083
Yahoo! Inc.[1]	3,000,000	86,460
Intersil Corp., Class A	3,400,000	86,190
Microchip Technology Inc.	2,500,000	85,400
Analog Devices, Inc.	2,213,200	67,812
Paychex, Inc.	1,600,000	57,456
Xilinx, Inc.	2,500,000	57,175
EMC Corp.[1]	4,500,000	52,425
Applied Materials, Inc.	2,700,000	45,576
Rogers Corp.[1]	750,000	43,515
NAVTEQ Corp.[1]	1,349,700	35,848
National Instruments Corp.	1,151,049	31,953
KLA-Tencor Corp.	700,000	30,737
Jabil Circuit, Inc.	1,087,000	29,164
Solectron Corp.[1]	6,500,000	20,410
Sabre Holdings Corp., Class A	888,800	19,482
Cadence Design Systems, Inc.[1]	796,400	13,085
		4,738,108

CONSUMER DISCRETIONARY — 17.60%
Lowe’s Companies, Inc.	20,300,000	549,318
Target Corp.	9,250,000	447,607
Carnival Corp., units	8,525,200	357,206
Best Buy Co., Inc.	6,300,000	296,100
Johnson Controls, Inc.	3,090,000	222,264
Harley-Davidson Motor Co.	3,666,900	214,550
YUM! Brands, Inc.	3,638,000	177,825
Williams-Sonoma, Inc.	4,900,000	144,354
Ross Stores, Inc.	5,775,000	141,430
E.W. Scripps Co., Class A	3,100,000	140,957
Time Warner Inc.	7,647,500	127,101
Brinker International, Inc.	3,125,000	120,219
Walt Disney Co.	4,000,000	118,600
Dollar General Corp.	8,000,000	102,880
Liberty Media Holding Corp., Liberty Capital, Series A1	700,000	60,431
Liberty Media Holding Corp., Liberty Interactive, Series A1	1,750,000	33,355
Comcast Corp., Class A, special nonvoting stock[1]	2,500,000	87,275
Kohl’s Corp.[1]	1,275,000	79,700
Gentex Corp.	5,130,000	74,282
Amazon.com, Inc.[1]	2,400,000	73,992
Harman International Industries, Inc.	900,000	73,008
IAC/InterActiveCorp[1]	2,557,500	72,838
OSI Restaurant Partners, Inc.	2,250,000	69,683
Sonic Corp.[1]	3,000,000	65,790
Expedia, Inc.[1]	3,635,000	59,323
P.F. Chang’s China Bistro, Inc.[1,2]	1,650,000	58,163
Discovery Holding Co., Class A1	3,245,000	45,462
Fossil, Inc.[1]	1,960,000	36,887
Applebee’s International, Inc.	1,100,000	22,825
Tractor Supply Co.[1]	525,000	22,355
Clear Channel Communications, Inc.	738,300	21,440
Gap, Inc.	850,000	14,289
		4,131,509

HEALTH CARE — 17.17%
UnitedHealth Group Inc.	10,080,000	523,656
WellPoint, Inc.[1]	6,700,000	518,647
Medco Health Solutions, Inc.[1]	4,510,000	285,799
Forest Laboratories, Inc.[1]	5,165,000	258,147
Medtronic, Inc.	5,200,000	243,880
Alcon, Inc.	1,730,000	203,777
Roche Holding AG	982,000	180,754
St. Jude Medical, Inc.[1]	4,929,200	179,472
Express Scripts, Inc.[1]	1,930,000	162,274
Boston Scientific Corp.[1]	8,047,890	140,355
Caremark Rx, Inc.	2,300,000	133,262
Amgen Inc.[1]	1,875,000	127,369
IDEXX Laboratories, Inc.[1]	1,340,000	123,293
Biogen Idec Inc.[1]	2,719,100	120,021
Cephalon, Inc.[1]	2,000,000	114,040
Medicis Pharmaceutical Corp., Class A2	3,625,000	106,176
Lincare Holdings Inc.[1]	2,800,000	103,684
Bristol-Myers Squibb Co.	4,225,000	91,894
Becton, Dickinson and Co.	1,200,000	83,640
Genentech, Inc.[1]	1,000,000	82,520
Abbott Laboratories	1,400,000	68,180
McKesson Corp.	1,100,000	55,880
Eli Lilly and Co.	900,000	50,337
Johnson & Johnson	500,000	32,330
Henry Schein, Inc.[1]	500,000	24,935
Celgene Corp.[1]	422,655	17,198
		4,031,520

FINANCIALS — 8.40%
Fannie Mae	8,640,000	454,896
Capital One Financial Corp.	4,901,200	358,278
American International Group, Inc.	4,765,000	304,102
Golden West Financial Corp.	2,956,100	223,156
Freddie Mac	2,550,000	162,180
Wells Fargo & Co.	3,440,000	119,540
M&T Bank Corp.	959,230	117,468
Commerce Bancorp, Inc.	3,000,000	99,930
Bank of New York Co., Inc.	1,740,000	58,725
City National Corp.	510,000	33,558
Fidelity National Financial, Inc.	600,000	24,138
Arthur J. Gallagher & Co.	600,000	16,080
		1,972,051

CONSUMER STAPLES — 6.83%
CVS Corp.	7,000,000	234,850
PepsiCo, Inc.	3,300,000	215,424
Altria Group, Inc.	2,500,000	208,825
L’Oréal SA	1,518,800	158,756
Bunge Ltd.	2,059,000	116,004
Avon Products, Inc.	4,000,000	114,840
Church & Dwight Co., Inc.	2,867,800	110,410
Dean Foods Co.[1]	2,500,000	99,050
Wm. Wrigley Jr. Co.	1,870,000	86,805
Walgreen Co.	1,600,000	79,136
Costco Wholesale Corp.	1,600,000	74,864
Anheuser-Busch Companies, Inc.	1,187,800	58,654
Wal-Mart Stores, Inc.	1,000,000	44,720
		1,602,338

ENERGY — 5.89%
Schlumberger Ltd.	5,310,000	325,503
Devon Energy Corp.	3,020,000	188,720
FMC Technologies, Inc.[1]	2,735,000	160,873
Newfield Exploration Co.[1]	3,520,531	152,228
Apache Corp.	2,150,000	140,352
Murphy Oil Corp.	2,200,000	107,602
EOG Resources, Inc.	1,522,900	98,714
Smith International, Inc.	2,130,000	89,396
Noble Corp.	1,200,000	78,468
ConocoPhillips	650,000	41,229
		1,383,085

INDUSTRIALS — 5.16%
United Parcel Service, Inc., Class B	3,200,000	224,160
Precision Castparts Corp.	3,640,000	212,721
Robert Half International Inc.	6,800,000	210,392
General Electric Co.	5,400,000	183,924
Avery Dennison Corp.	1,744,200	108,036
FedEx Corp.	790,000	79,814
Mine Safety Appliances Co.[2]	1,880,000	66,646
Southwest Airlines Co.	3,685,000	63,824
United Technologies Corp.	1,000,000	62,710
		1,212,227

TELECOMMUNICATION SERVICES — 2.25%
Sprint Nextel Corp., Series 1	14,270,004	$241,448
Telephone and Data Systems, Inc., Special Common Shares	2,000,000	81,960
Telephone and Data Systems, Inc.	1,575,000	66,796
CenturyTel, Inc.	2,690,000	107,116
United States Cellular Corp.[1]	501,600	30,071
		527,391

MATERIALS — 0.26%
Sealed Air Corp.	1,200,000	62,244

UTILITIES — 0.17%
Duke Energy Corp.	1,299,000	38,970

MISCELLANEOUS — 0.88%
Other common stocks in initial period of acquisition		205,535

Total common stocks (cost: $15,847,086,000)		19,904,978

Short-term securities — 15.25%	Principal amount (000)

Federal Home Loan Bank 5.01%-5.265% due 9/1-11/24/2006	$733,132	728,671
CAFCO, LLC 5.28%-5.36% due 9/18-10/11/2006[3]	266,200	265,056
Edison Asset Securitization LLC 5.28%-5.36% due 9/15-10/23/2006[3]	193,047	192,136
General Electric Capital Corp. 5.27% due 10/17/2006	50,000	49,660
Clipper Receivables Co., LLC 5.25%-5.35% due 9/1-10/13/2006[3]	236,000	235,023
Bank of America Corp. 5.27%-5.385% due 9/29-10/27/2006	125,000	124,287
Ranger Funding Co. LLC 5.25%-5.27% due 9/28-10/26/2006[3]	97,598	96,981
Freddie Mac 5.14%-5.22% due 10/2-12/19/2006	185,400	183,891
Fannie Mae 4.97%-5.30% due 9/13-10/4/2006	170,764	170,177
Variable Funding Capital Corp. 5.25%-5.34% due 9/14-10/6/2006[3]	152,800	152,316
Gannett Co. 5.20%-5.21% due 9/25-10/12/2006[3]	146,200	145,478
Wal-Mart Stores Inc. 5.20%-5.24% due 9/19-10/31/2006[3]	132,695	131,966
International Bank for Reconstruction and Development 5.14%-5.19% due 9/15-10/23/2006	114,900	114,110
Abbott Laboratories 5.20%-5.27% due 9/12-10/17/2006[3]	108,700	108,180
Private Export Funding Corp. 5.24%-5.33% due 11/16/2006-2/28/2007[3]	109,393	106,945
Park Avenue Receivables Co., LLC 5.25%-5.26% due 9/14-10/3/2006[3]	76,482	76,183
Preferred Receivables Funding Corp. 5.26% due 10/12/2006[3]	8,600	8,547
General Dynamics Corp. 5.22%-5.23% due 9/15-9/29/2006[3]	84,200	83,910
Caterpillar Financial Services Corp. 5.28%-5.30% due 9/11-9/18/2006	83,800	83,629
NetJets Inc. 5.22%-5.24% due 9/26-9/28/2006[3]	72,500	72,212
AIG Funding, Inc. 5.29% due 9/12/2006	25,000	24,956
International Lease Finance Corp. 5.24% due 10/10/2006	20,850	20,729
American General Finance Corp. 5.30% due 9/12/2006	15,000	14,973
AT&T Inc. 5.26%-5.27% due 9/1-9/20/2006[3]	52,400	52,253
Three Pillars Funding, LLC 5.26%-5.32% due 9/7-9/29/2006[3]	46,290	46,214
BellSouth Corp. 5.30%-5.32% due 9/5-9/7/2006[3]	35,000	34,966
Concentrate Manufacturing Co. of Ireland 5.21% due 9/14/2006[3]	29,000	28,941
Colgate-Palmolive Co. 5.20% due 9/18/2006[3]	26,800	26,730
Wm. Wrigley Jr. Co. 5.25% due 9/7/2006[3]	25,000	24,974
Harley-Davidson Funding Corp. 5.22% due 9/14/2006[3]	25,000	24,949
3M Co. 5.20% due 9/25/2006	25,000	24,910
Hershey Co. 5.19% due 10/2/2006[3]	25,000	24,885
United Parcel Service Inc. 5.21% due 10/19/2006	25,000	24,829
FCAR Owner Trust I 5.28% due 10/17/2006	25,000	24,829
Medtronic Inc. 5.22% due 10/26/2006[3]	25,000	24,797
Harvard University 5.24% due 9/6/2006	15,700	15,686
Coca-Cola Co. 5.20% due 11/2/2006[3]	5,100	5,053
U.S. Treasury Bills 5.14%-5.15% due 9/15/2006	4,800	4,791

Total short-term securities (cost: $3,578,807,000)		3,578,823

Total investment securities (cost: $19,425,893,000)		23,483,801
Other assets less liabilities		(8,577)

Net assets		$23,475,224

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Restricted security that can be resold only to institutional investors. In practice, this security is typically as liquid as unrestricted securities in the portfolio. The total value of all restricted securities was $1,968,695,000, which represented 8.39% of the net assets of the fund.

MFGEFP-902-1006-S6843

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: November 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: November 8, 2006

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: November 8, 2006